Leases (Details) € in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2025 EUR (€) m²	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for right-of-use assets			€ 1,801	€ 1,867	€ 1,833
Interest expense on lease liabilities			612	713	774
Expense relating to short-term leases			17	7	28
Total cash outflow for leases			2,535	2,302	2,423
Additions to right-of-use assets during the period			363	1,226	1,863
Total undiscounted commitment for lease agreements			€ 12,660	14,795
Office and Laboratory Facility [Member] | Leiden Netherlands
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease | m²			4,818
Renewal term			5 years
Lease liability	€ 16,203
Right-of-use asset	€ 16,332
Leases term	10 years	11 years
Lease extension term		1 year
Increase in lease liability through extension of lease terms		€ 1,260
Increase in right-of-use asset through modification of lease terms		€ 1,260
Increase in lease liabilities through remeasurement			€ 363	1,226	1,863
Increase in right-of-use asset through remeasurement of lease liability			€ 363	€ 1,226	€ 1,863